Significant Accounting Policies - Summary of Property Plant and Equipment Estimated Useful Lives (Detail)	12 Months Ended
Dec. 31, 2018
Bottom of range [member] | Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, useful live	40 years
Bottom of range [member] | Machinery and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, useful live	10 years
Bottom of range [member] | Distribution Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, useful live	7 years
Bottom of range [member] | Refrigeration equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, useful live	5 years
Bottom of range [member] | Returnable bottles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, useful live	1 year 6 months
Bottom of range [member] | Other [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, useful live	3 years
Top of range [member] | Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, useful live	50 years
Top of range [member] | Machinery and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, useful live	20 years
Top of range [member] | Distribution Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, useful live	15 years
Top of range [member] | Refrigeration equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, useful live	7 years
Top of range [member] | Returnable bottles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, useful live	4 years
Top of range [member] | Other [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, useful live	10 years